Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	1,247	$20,189
Omnicom Group, Inc.	700	38,430
		58,619
Aerospace & Defense–2.00%
Boeing Co. (The)	1,720	256,521
General Dynamics Corp.	753	99,630
Howmet Aerospace, Inc.	1,270	20,396
Huntington Ingalls Industries, Inc.	134	24,416
L3Harris Technologies, Inc.	710	127,885
Lockheed Martin Corp.	798	270,482
Northrop Grumman Corp.	503	152,183
Raytheon Co.	895	117,379
Raytheon Technologies Corp.	2,611	246,296
Textron, Inc.	748	19,949
TransDigm Group, Inc.	159	50,910
		1,386,047
Agricultural & Farm Machinery–0.20%
Deere & Co.	1,012	139,818
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,791	63,007
Air Freight & Logistics–0.53%
C.H. Robinson Worldwide, Inc.	443	29,327
Expeditors International of Washington, Inc.	558	37,230
FedEx Corp.	771	93,491
United Parcel Service, Inc., Class B	2,255	210,662
		370,710
Airlines–0.23%
Alaska Air Group, Inc.	395	11,246
American Airlines Group, Inc.	1,278	15,579
Delta Air Lines, Inc.	1,852	52,837
Southwest Airlines Co.	1,524	54,270
United Airlines Holdings, Inc.(b)	699	22,053
		155,985
Alternative Carriers–0.04%
CenturyLink, Inc.	3,192	30,196
Apparel Retail–0.43%
Gap, Inc. (The)	661	4,653
L Brands, Inc.	733	8,474
Ross Stores, Inc.	1,163	101,146
TJX Cos., Inc. (The)	3,903	186,602
		300,875
Apparel, Accessories & Luxury Goods–0.16%
Capri Holdings Ltd.(b)	512	5,524
Hanesbrands, Inc.	1,127	8,870
PVH Corp.	243	9,147
Ralph Lauren Corp.	163	10,893
Tapestry, Inc.	887	11,487
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class A(b)	617	$5,683
Under Armour, Inc., Class C(b)	671	5,408
VF Corp.	1,053	56,946
		113,958
Application Software–2.14%
Adobe, Inc.(b)	1,557	495,500
ANSYS, Inc.(b)	274	63,697
Autodesk, Inc.(b)	707	110,363
Cadence Design Systems, Inc.(b)	902	59,568
Citrix Systems, Inc.	401	56,761
Intuit, Inc.	837	192,510
Paycom Software, Inc.(b)	158	31,918
salesforce.com, inc.(b)	2,855	411,063
Synopsys, Inc.(b)	483	62,205
		1,483,585
Asset Management & Custody Banks–0.74%
Ameriprise Financial, Inc.	406	41,607
Bank of New York Mellon Corp. (The)	2,701	90,970
BlackRock, Inc.	378	166,309
Franklin Resources, Inc.	914	15,255
Invesco Ltd.(c)	1,219	11,068
Northern Trust Corp.	681	51,388
State Street Corp.	1,169	62,272
T. Rowe Price Group, Inc.	751	73,335
		512,204
Auto Parts & Equipment–0.08%
Aptiv PLC	821	40,426
BorgWarner, Inc.	663	16,157
		56,583
Automobile Manufacturers–0.21%
Ford Motor Co.	12,536	60,549
General Motors Co.	4,025	83,639
		144,188
Automotive Retail–0.27%
Advance Auto Parts, Inc.	227	21,184
AutoZone, Inc.(b)	75	63,450
CarMax, Inc.(b)	528	28,422
O’Reilly Automotive, Inc.(b)	242	72,854
		185,910
Biotechnology–2.40%
AbbVie, Inc.	4,752	362,055
Alexion Pharmaceuticals, Inc.(b)	711	63,841
Amgen, Inc.	1,912	387,620
Biogen, Inc.(b)	580	183,500
Gilead Sciences, Inc.	4,072	304,423
Incyte Corp.(b)	586	42,913
Regeneron Pharmaceuticals, Inc.(b)	256	125,002
Vertex Pharmaceuticals, Inc.(b)	827	196,784
		1,666,138

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Brewers–0.03%
Molson Coors Beverage Co., Class B	616	$24,030
Broadcasting–0.13%
Discovery, Inc., Class A(b)	508	9,876
Discovery, Inc., Class C(b)	1,100	19,294
Fox Corp., Class A	1,162	27,458
Fox Corp., Class B	521	11,920
ViacomCBS, Inc., Class B	1,739	24,363
		92,911
Building Products–0.33%
A.O. Smith Corp.	440	16,636
Allegion PLC	304	27,974
Fortune Brands Home & Security, Inc.	456	19,722
Johnson Controls International PLC	2,482	66,915
Masco Corp.	931	32,185
Trane Technologies PLC	770	63,594
		227,026
Cable & Satellite–1.07%
Charter Communications, Inc., Class A(b)	503	219,464
Comcast Corp., Class A	14,615	502,464
DISH Network Corp., Class A(b)	839	16,771
		738,699
Casinos & Gaming–0.12%
Las Vegas Sands Corp.	1,087	46,165
MGM Resorts International	1,666	19,659
Wynn Resorts Ltd.	316	19,020
		84,844
Commodity Chemicals–0.16%
Dow, Inc.	2,386	69,766
LyondellBasell Industries N.V., Class A	825	40,945
		110,711
Communications Equipment–0.99%
Arista Networks, Inc.(b)	177	35,851
Cisco Systems, Inc.	13,658	536,896
F5 Networks, Inc.(b)	202	21,539
Juniper Networks, Inc.	1,097	20,997
Motorola Solutions, Inc.	550	73,106
		688,389
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	732	41,724
Construction & Engineering–0.07%
Jacobs Engineering Group, Inc.	444	35,196
Quanta Services, Inc.	480	15,230
		50,426
Construction Machinery & Heavy Trucks–0.53%
Caterpillar, Inc.	1,778	206,319
Cummins, Inc.	492	66,577
PACCAR, Inc.	1,112	67,977
Wabtec Corp.	597	28,734
		369,607
Construction Materials–0.12%
Martin Marietta Materials, Inc.	200	37,846
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	425	$45,930
		83,776
Consumer Electronics–0.05%
Garmin Ltd.	473	35,456
Consumer Finance–0.47%
American Express Co.	2,159	184,832
Capital One Financial Corp.	1,498	75,529
Discover Financial Services	1,008	35,956
Synchrony Financial	1,913	30,780
		327,097
Copper–0.05%
Freeport-McMoRan, Inc.	4,661	31,462
Data Processing & Outsourced Services–4.19%
Alliance Data Systems Corp.	135	4,543
Automatic Data Processing, Inc.	1,392	190,259
Broadridge Financial Solutions, Inc.	368	34,897
Fidelity National Information Services, Inc.	1,978	240,604
Fiserv, Inc.(b)	1,837	174,497
FleetCor Technologies, Inc.(b)	278	51,858
Global Payments, Inc.	966	139,326
Jack Henry & Associates, Inc.	252	39,121
Mastercard, Inc., Class A	2,857	690,137
Paychex, Inc.	1,024	64,430
PayPal Holdings, Inc.(b)	3,779	361,801
Visa, Inc., Class A	5,511	887,932
Western Union Co. (The)	1,375	24,929
		2,904,334
Department Stores–0.03%
Kohl’s Corp.	513	7,485
Macy’s, Inc.	985	4,836
Nordstrom, Inc.	351	5,384
		17,705
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	597	33,139
Constellation Brands, Inc., Class A	538	77,128
		110,267
Distributors–0.08%
Genuine Parts Co.	476	32,049
LKQ Corp.(b)	1,005	20,613
		52,662
Diversified Banks–3.27%
Bank of America Corp.	26,063	553,317
Citigroup, Inc.	7,027	295,977
JPMorgan Chase & Co.	10,097	909,033
U.S. Bancorp	4,564	157,230
Wells Fargo & Co.	12,390	355,593
		2,271,150
Diversified Chemicals–0.03%
Eastman Chemical Co.	446	20,775
Diversified Support Services–0.13%
Cintas Corp.	268	46,423
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	657	$45,018
		91,441
Drug Retail–0.16%
Walgreens Boots Alliance, Inc.	2,413	110,395
Electric Utilities–2.24%
Alliant Energy Corp.	788	38,053
American Electric Power Co., Inc.	1,589	127,088
Duke Energy Corp.	2,346	189,744
Edison International	1,153	63,173
Entergy Corp.	640	60,141
Evergy, Inc.	732	40,297
Eversource Energy	1,041	81,417
Exelon Corp.	3,129	115,178
FirstEnergy Corp.	1,738	69,642
NextEra Energy, Inc.	1,572	378,255
NRG Energy, Inc.	825	22,489
Pinnacle West Capital Corp.	368	27,891
PPL Corp.	2,327	57,430
Southern Co. (The)	3,375	182,722
Xcel Energy, Inc.	1,687	101,726
		1,555,246
Electrical Components & Equipment–0.44%
AMETEK, Inc.	735	52,935
Eaton Corp. PLC	1,330	103,328
Emerson Electric Co.	1,960	93,394
Rockwell Automation, Inc.	371	55,987
		305,644
Electronic Components–0.17%
Amphenol Corp., Class A	953	69,455
Corning, Inc.	2,475	50,836
		120,291
Electronic Equipment & Instruments–0.14%
FLIR Systems, Inc.	440	14,032
Keysight Technologies, Inc.(b)	603	50,459
Zebra Technologies Corp., Class A(b)	176	32,313
		96,804
Electronic Manufacturing Services–0.12%
IPG Photonics Corp.(b)	113	12,462
TE Connectivity Ltd.	1,076	67,766
		80,228
Environmental & Facilities Services–0.27%
Republic Services, Inc.	677	50,815
Rollins, Inc.	476	17,203
Waste Management, Inc.	1,255	116,163
		184,181
Fertilizers & Agricultural Chemicals–0.18%
CF Industries Holdings, Inc.	713	19,394
Corteva, Inc.	2,436	57,246
FMC Corp.	425	34,718
Mosaic Co. (The)	1,147	12,410
		123,768
Financial Exchanges & Data–1.20%
Cboe Global Markets, Inc.	363	32,398
Shares		Value
Financial Exchanges & Data–(continued)
CME Group, Inc., Class A	1,152	$199,192
Intercontinental Exchange, Inc.	1,792	144,704
MarketAxess Holdings, Inc.	124	41,239
Moody’s Corp.	521	110,192
MSCI, Inc.	271	78,308
Nasdaq, Inc.	376	35,701
S&P Global, Inc.	785	192,364
		834,098
Food Distributors–0.11%
Sysco Corp.	1,641	74,879
Food Retail–0.11%
Kroger Co. (The)	2,581	77,740
Footwear–0.48%
NIKE, Inc., Class B	4,011	331,870
Gas Utilities–0.06%
Atmos Energy Corp.	391	38,799
General Merchandise Stores–0.48%
Dollar General Corp.	818	123,526
Dollar Tree, Inc.(b)	761	55,911
Target Corp.	1,630	151,541
		330,978
Gold–0.17%
Newmont Corp.	2,638	119,449
Health Care Distributors–0.26%
AmerisourceBergen Corp.	493	43,630
Cardinal Health, Inc.	940	45,064
Henry Schein, Inc.(b)	481	24,300
McKesson Corp.	519	70,200
		183,194
Health Care Equipment–3.54%
Abbott Laboratories	5,690	448,998
ABIOMED, Inc.(b)	148	21,484
Baxter International, Inc.	1,643	133,395
Becton, Dickinson and Co.	869	199,670
Boston Scientific Corp.(b)	4,473	145,954
Danaher Corp.	2,057	284,709
Edwards Lifesciences Corp.(b)	670	126,375
Hologic, Inc.(b)	879	30,853
IDEXX Laboratories, Inc.(b)	275	66,616
Intuitive Surgical, Inc.(b)	371	183,723
Medtronic PLC	4,315	389,127
ResMed, Inc.	461	67,901
STERIS PLC	278	38,911
Stryker Corp.	1,035	172,317
Teleflex, Inc.	151	44,222
Varian Medical Systems, Inc.(b)	298	30,593
Zimmer Biomet Holdings, Inc.	661	66,814
		2,451,662
Health Care Facilities–0.15%
HCA Healthcare, Inc.	850	76,373
Universal Health Services, Inc., Class B	263	26,058
		102,431
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Health Care REITs–0.19%
Healthpeak Properties, Inc.	1,592	$37,969
Ventas, Inc.	1,199	32,133
Welltower, Inc.	1,305	59,743
		129,845
Health Care Services–0.80%
Cigna Corp.	1,201	212,793
CVS Health Corp.	4,188	248,474
DaVita, Inc.(b)	287	21,829
Laboratory Corp. of America Holdings(b)	311	39,307
Quest Diagnostics, Inc.	441	35,413
		557,816
Health Care Supplies–0.16%
Align Technology, Inc.(b)	229	39,835
Cooper Cos., Inc. (The)	162	44,658
DENTSPLY SIRONA, Inc.	729	28,307
		112,800
Health Care Technology–0.09%
Cerner Corp.	1,010	63,620
Home Furnishings–0.04%
Leggett & Platt, Inc.	431	11,499
Mohawk Industries, Inc.(b)	194	14,791
		26,290
Home Improvement Retail–1.25%
Home Depot, Inc. (The)	3,511	655,539
Lowe’s Cos., Inc.	2,467	212,285
		867,824
Homebuilding–0.17%
D.R. Horton, Inc.	1,078	36,652
Lennar Corp., Class A	900	34,380
NVR, Inc.(b)	11	28,260
PulteGroup, Inc.	835	18,637
		117,929
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	2,314	25,547
Hotels, Resorts & Cruise Lines–0.24%
Carnival Corp.(b)	1,288	16,963
Hilton Worldwide Holdings, Inc.	907	61,894
Marriott International, Inc., Class A	872	65,234
Norwegian Cruise Line Holdings Ltd.(b)	697	7,639
Royal Caribbean Cruises Ltd.	552	17,758
		169,488
Household Appliances–0.03%
Whirlpool Corp.	207	17,761
Household Products–1.91%
Church & Dwight Co., Inc.	789	50,638
Clorox Co. (The)	403	69,820
Colgate-Palmolive Co.	2,758	183,021
Kimberly-Clark Corp.	1,102	140,912
Procter & Gamble Co. (The)	8,028	883,080
		1,327,471
Shares		Value
Housewares & Specialties–0.02%
Newell Brands, Inc.	1,210	$16,069
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	377	14,232
Hypermarkets & Super Centers–1.33%
Costco Wholesale Corp.	1,421	405,170
Walmart, Inc.	4,566	518,789
		923,959
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	2,139	29,090
Industrial Conglomerates–1.28%
3M Co.	1,850	252,543
General Electric Co.(d)	28,117	223,249
Honeywell International, Inc.	2,299	307,583
Roper Technologies, Inc.	334	104,145
		887,520
Industrial Gases–0.63%
Air Products and Chemicals, Inc.	708	141,324
Linde PLC (United Kingdom)	1,728	298,944
		440,268
Industrial Machinery–0.68%
Dover Corp.	466	39,116
Flowserve Corp.	429	10,249
Fortive Corp.	950	52,430
IDEX Corp.	249	34,389
Illinois Tool Works, Inc.	940	133,593
Ingersoll Rand, Inc.(b)	1,114	27,627
Parker-Hannifin Corp.	412	53,449
Pentair PLC	551	16,398
Snap-on, Inc.	179	19,479
Stanley Black & Decker, Inc.	488	48,800
Xylem, Inc.	590	38,427
		473,957
Industrial REITs–0.33%
Duke Realty Corp.	1,205	39,018
Prologis, Inc.	2,376	190,959
		229,977
Insurance Brokers–0.55%
Aon PLC	752	124,110
Arthur J. Gallagher & Co.	599	48,825
Marsh & McLennan Cos., Inc.	1,624	140,411
Willis Towers Watson PLC	413	70,148
		383,494
Integrated Oil & Gas–1.43%
Chevron Corp.	6,087	441,064
Exxon Mobil Corp.	13,622	517,227
Occidental Petroleum Corp.	2,875	33,293
		991,584
Integrated Telecommunication Services–2.02%
AT&T, Inc.	23,518	685,550
Verizon Communications, Inc.	13,315	715,415
		1,400,965
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Interactive Home Entertainment–0.41%
Activision Blizzard, Inc.	2,472	$147,035
Electronic Arts, Inc.(b)	939	94,060
Take-Two Interactive Software, Inc.(b)	371	44,004
		285,099
Interactive Media & Services–5.18%
Alphabet, Inc., Class A(b)	963	1,118,958
Alphabet, Inc., Class C(b)	961	1,117,460
Facebook, Inc., Class A(b)	7,746	1,292,033
Twitter, Inc.(b)	2,518	61,842
		3,590,293
Internet & Direct Marketing Retail–4.17%
Amazon.com, Inc.(b)	1,340	2,612,625
Booking Holdings, Inc.(b)	133	178,927
eBay, Inc.	2,461	73,978
Expedia Group, Inc.	458	25,772
		2,891,302
Internet Services & Infrastructure–0.15%
Akamai Technologies, Inc.(b)	519	47,483
VeriSign, Inc.(b)	331	59,610
		107,093
Investment Banking & Brokerage–0.66%
Charles Schwab Corp. (The)	3,680	123,721
E*TRADE Financial Corp.	741	25,431
Goldman Sachs Group, Inc. (The)	1,025	158,455
Morgan Stanley	3,749	127,466
Raymond James Financial, Inc.	404	25,533
		460,606
IT Consulting & Other Services–1.17%
Accenture PLC, Class A	2,043	333,540
Cognizant Technology Solutions Corp., Class A	1,762	81,880
DXC Technology Co.	839	10,949
Gartner, Inc.(b)	293	29,174
International Business Machines Corp.	2,850	316,151
Leidos Holdings, Inc.	436	39,959
		811,653
Leisure Products–0.04%
Hasbro, Inc.	408	29,192
Life & Health Insurance–0.44%
Aflac, Inc.	2,362	80,875
Globe Life, Inc.	326	23,462
Lincoln National Corp.	650	17,108
MetLife, Inc.	2,516	76,914
Principal Financial Group, Inc.	847	26,545
Prudential Financial, Inc.	1,293	67,417
Unum Group	676	10,147
		302,468
Life Sciences Tools & Services–1.08%
Agilent Technologies, Inc.	995	71,262
Illumina, Inc.(b)	472	128,913
IQVIA Holdings, Inc.(b)	580	62,559
Mettler-Toledo International, Inc.(b)	79	54,550
PerkinElmer, Inc.	364	27,402
Thermo Fisher Scientific, Inc.	1,290	365,844
Shares		Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	211	$38,412
		748,942
Managed Health Care–1.72%
Anthem, Inc.	815	185,038
Centene Corp.(b)	1,885	111,988
Humana, Inc.	425	133,458
UnitedHealth Group, Inc.	3,049	760,360
		1,190,844
Metal & Glass Containers–0.10%
Ball Corp.	1,052	68,022
Motorcycle Manufacturers–0.01%
Harley-Davidson, Inc.	506	9,579
Movies & Entertainment–1.60%
Live Nation Entertainment, Inc.(b)	462	21,003
Netflix, Inc.(b)	1,410	529,455
Walt Disney Co. (The)	5,802	560,473
		1,110,931
Multi-line Insurance–0.19%
American International Group, Inc.	2,800	67,900
Assurant, Inc.	198	20,610
Hartford Financial Services Group, Inc. (The)	1,159	40,843
		129,353
Multi-Sector Holdings–1.66%
Berkshire Hathaway, Inc., Class B(b)	6,297	1,151,281
Multi-Utilities–1.10%
Ameren Corp.	791	57,609
CenterPoint Energy, Inc.	1,628	25,153
CMS Energy Corp.	912	53,580
Consolidated Edison, Inc.	1,069	83,382
Dominion Energy, Inc.	2,649	191,231
DTE Energy Co.	617	58,596
NiSource, Inc.	1,225	30,588
Public Service Enterprise Group, Inc.	1,627	73,069
Sempra Energy	906	102,369
WEC Energy Group, Inc.	1,014	89,364
		764,941
Office REITs–0.18%
Alexandria Real Estate Equities, Inc.	393	53,865
Boston Properties, Inc.	462	42,610
SL Green Realty Corp.	261	11,249
Vornado Realty Trust	519	18,793
		126,517
Oil & Gas Drilling–0.01%
Helmerich & Payne, Inc.	355	5,556
Oil & Gas Equipment & Services–0.18%
Baker Hughes Co., Class A	2,132	22,386
Halliburton Co.	2,825	19,351
National Oilwell Varco, Inc.	1,233	12,120
Schlumberger Ltd.	4,443	59,936
TechnipFMC PLC (United Kingdom)	1,378	9,288
		123,081
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–0.49%
Apache Corp.	1,233	$5,154
Cabot Oil & Gas Corp.	1,286	22,106
Concho Resources, Inc.	646	27,681
ConocoPhillips	3,532	108,785
Devon Energy Corp.	1,269	8,769
Diamondback Energy, Inc.	528	13,834
EOG Resources, Inc.	1,872	67,242
Hess Corp.	832	27,706
Marathon Oil Corp.	2,615	8,603
Noble Energy, Inc.	1,569	9,477
Pioneer Natural Resources Co.	532	37,320
		336,677
Oil & Gas Refining & Marketing–0.29%
HollyFrontier Corp.	487	11,936
Marathon Petroleum Corp.	2,089	49,342
Phillips 66	1,429	76,666
Valero Energy Corp.	1,321	59,921
		197,865
Oil & Gas Storage & Transportation–0.25%
Kinder Morgan, Inc.	6,271	87,292
ONEOK, Inc.	1,329	28,986
Williams Cos., Inc. (The)	3,876	54,845
		171,123
Packaged Foods & Meats–1.14%
Campbell Soup Co.	554	25,573
Conagra Brands, Inc.	1,572	46,122
General Mills, Inc.	1,945	102,638
Hershey Co. (The)	476	63,070
Hormel Foods Corp.	912	42,536
JM Smucker Co. (The)	374	41,514
Kellogg Co.	800	47,992
Kraft Heinz Co. (The)	2,004	49,579
Lamb Weston Holdings, Inc.	479	27,351
McCormick & Co., Inc.	396	55,919
Mondelez International, Inc., Class A	4,624	231,570
Tyson Foods, Inc., Class A	949	54,918
		788,782
Paper Packaging–0.25%
Amcor PLC	5,215	42,346
Avery Dennison Corp.	273	27,811
International Paper Co.	1,261	39,255
Packaging Corp. of America	310	26,917
Sealed Air Corp.	506	12,503
Westrock Co.	845	23,880
		172,712
Personal Products–0.17%
Coty, Inc., Class A	977	5,041
Estee Lauder Cos., Inc. (The), Class A	715	113,928
		118,969
Pharmaceuticals–5.10%
Allergan PLC	1,056	187,018
Bristol-Myers Squibb Co.	7,546	420,614
Eli Lilly and Co.	2,719	377,180
Johnson & Johnson	8,472	1,110,933
Merck & Co., Inc.	8,196	630,600
Shares		Value
Pharmaceuticals–(continued)
Mylan N.V.(b)	1,671	$24,915
Perrigo Co. PLC	446	21,448
Pfizer, Inc.	17,816	581,514
Zoetis, Inc.	1,532	180,301
		3,534,523
Property & Casualty Insurance–0.82%
Allstate Corp. (The)	1,042	95,583
Chubb Ltd.	1,458	162,844
Cincinnati Financial Corp.	488	36,820
Loews Corp.	839	29,222
Progressive Corp. (The)	1,881	138,893
Travelers Cos., Inc. (The)	830	82,460
W.R. Berkley Corp.	475	24,781
		570,603
Publishing–0.02%
News Corp., Class A	1,299	11,658
News Corp., Class B	442	3,974
		15,632
Railroads–0.90%
CSX Corp.	2,503	143,422
Kansas City Southern	318	40,443
Norfolk Southern Corp.	838	122,348
Union Pacific Corp.	2,234	315,084
		621,297
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	1,076	40,576
Regional Banks–0.83%
Citizens Financial Group, Inc.	1,398	26,296
Comerica, Inc.	472	13,849
Fifth Third Bancorp	2,304	34,214
First Republic Bank	541	44,514
Huntington Bancshares, Inc.	3,277	26,904
KeyCorp	3,131	32,468
M&T Bank Corp.	423	43,751
People’s United Financial, Inc.	1,401	15,481
PNC Financial Services Group, Inc. (The)	1,409	134,870
Regions Financial Corp.	3,065	27,493
SVB Financial Group(b)	169	25,533
Truist Financial Corp.	4,317	133,136
Zions Bancorporation N.A.	559	14,959
		573,468
Reinsurance–0.04%
Everest Re Group Ltd.	130	25,015
Research & Consulting Services–0.31%
Equifax, Inc.	388	46,347
IHS Markit Ltd.	1,290	77,400
Nielsen Holdings PLC	1,149	14,408
Verisk Analytics, Inc.	526	73,314
		211,469
Residential REITs–0.39%
Apartment Investment & Management Co., Class A	488	17,153
AvalonBay Communities, Inc.	448	65,932
Equity Residential	1,123	69,300
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Residential REITs–(continued)
Essex Property Trust, Inc.	211	$46,471
Mid-America Apartment Communities, Inc.	366	37,709
UDR, Inc.	961	35,115
		271,680
Restaurants–1.14%
Chipotle Mexican Grill, Inc.(b)	83	54,315
Darden Restaurants, Inc.	402	21,893
McDonald’s Corp.	2,420	400,147
Starbucks Corp.	3,801	249,878
Yum! Brands, Inc.	972	66,611
		792,844
Retail REITs–0.23%
Federal Realty Investment Trust	230	17,160
Kimco Realty Corp.	1,358	13,132
Realty Income Corp.	1,048	52,253
Regency Centers Corp.	549	21,098
Simon Property Group, Inc.	987	54,147
		157,790
Semiconductor Equipment–0.46%
Applied Materials, Inc.	2,973	136,223
KLA Corp.	507	72,876
Lam Research Corp.	466	111,840
		320,939
Semiconductors–4.03%
Advanced Micro Devices, Inc.(b)	3,764	171,187
Analog Devices, Inc.	1,184	106,146
Broadcom, Inc.	1,276	302,540
Intel Corp.	14,004	757,896
Maxim Integrated Products, Inc.	870	42,291
Microchip Technology, Inc.	768	52,070
Micron Technology, Inc.(b)	3,563	149,860
NVIDIA Corp.	1,969	519,028
Qorvo, Inc.(b)	381	30,720
QUALCOMM, Inc.	3,675	248,614
Skyworks Solutions, Inc.	547	48,891
Texas Instruments, Inc.	3,008	300,589
Xilinx, Inc.	808	62,975
		2,792,807
Soft Drinks–1.67%
Coca-Cola Co. (The)	12,414	549,320
Monster Beverage Corp.(b)	1,228	69,087
PepsiCo, Inc.	4,489	539,129
		1,157,536
Specialized Consumer Services–0.01%
H&R Block, Inc.	664	9,349
Specialized REITs–1.57%
American Tower Corp.	1,425	310,294
Crown Castle International Corp.	1,337	193,063
Digital Realty Trust, Inc.	845	117,379
Equinix, Inc.	273	170,507
Extra Space Storage, Inc.	424	40,602
Iron Mountain, Inc.	941	22,396
Public Storage	482	95,730
SBA Communications Corp., Class A	361	97,459
Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	2,423	$41,070
		1,088,500
Specialty Chemicals–0.69%
Albemarle Corp.	347	19,560
Celanese Corp.	396	29,063
DuPont de Nemours, Inc.	2,384	81,294
Ecolab, Inc.	806	125,599
International Flavors & Fragrances, Inc.	350	35,728
PPG Industries, Inc.	760	63,536
Sherwin-Williams Co. (The)	263	120,854
		475,634
Specialty Stores–0.16%
Tiffany & Co.	354	45,843
Tractor Supply Co.	388	32,805
Ulta Beauty, Inc.(b)	187	32,856
		111,504
Steel–0.05%
Nucor Corp.	975	35,120
Systems Software–6.44%
Fortinet, Inc.(b)	456	46,133
Microsoft Corp.	24,560	3,873,358
NortonLifeLock, Inc.	1,845	34,520
Oracle Corp.	6,975	337,102
ServiceNow, Inc.(b)	606	173,667
		4,464,780
Technology Distributors–0.06%
CDW Corp.	461	42,997
Technology Hardware, Storage & Peripherals–5.28%
Apple, Inc.	13,446	3,419,183
Hewlett Packard Enterprise Co.	4,145	40,248
HP, Inc.	4,762	82,668
NetApp, Inc.	748	31,184
Seagate Technology PLC	758	36,990
Western Digital Corp.	956	39,789
Xerox Holdings Corp.	609	11,535
		3,661,597
Tobacco–0.86%
Altria Group, Inc.	6,014	232,561
Philip Morris International, Inc.	5,005	365,165
		597,726
Trading Companies & Distributors–0.17%
Fastenal Co.	1,845	57,656
United Rentals, Inc.(b)	246	25,313
W.W. Grainger, Inc.	143	35,536
		118,505
Trucking–0.10%
J.B. Hunt Transport Services, Inc.	279	25,732
Old Dominion Freight Line, Inc.	314	41,150
		66,882
Water Utilities–0.10%
American Water Works Co., Inc.	581	69,464
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Wireless Telecommunication Services–0.12%
T-Mobile US, Inc.(b)	1,018	$85,410
Total Common Stocks & Other Equity Interests (Cost $23,169,515)		68,978,006
Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(e)	151,734	151,734
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(e)	96,661	96,622
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.30%(e)	173,410	$173,410
Total Money Market Funds (Cost $421,768)		421,766
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $23,591,283)		69,399,772
OTHER ASSETS LESS LIABILITIES—(0.06)%		(44,805)
NET ASSETS–100.00%		$69,354,967
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended March 31, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2020	Dividend Income
Invesco Ltd.	$21,918	$-	$-	$(10,850)	$-	$11,068	$378

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	3	June-2020	$385,455	$(12,329)	$(12,329)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$68,978,006	$—	$—	$68,978,006
Money Market Funds	421,766	—	—	421,766
Total Investments in Securities	69,399,772	—	—	69,399,772
Other Investments - Liabilities*
Futures Contracts	(12,329)	—	—	(12,329)
Total Investments	$69,387,443	$—	$—	$69,387,443

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. S&P 500 Index Fund